Cash and cash equivalents and marketable securities (Tables)	6 Months Ended
Jun. 30, 2025
Cash And Cash Equivalents And Marketable Securities
Schedule of cash and cash equivalents

	06.30.2025	12.31.2024
Cash at bank and in hand	255	136
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and repurchase agreements	2,191	1,453
Bank Deposit Certificates and other investment funds	162	186
	2,353	1,639
- Abroad
Time deposits	2,708	728
Sweep accounts and interest-bearing accounts	1,660	726
Other financial investments	20	42
	4,388	1,496
Total short-term financial investments	6,741	3,135
Total cash and cash equivalents	6,996	3,271

Schedule of marketable securities

	06.30.2025	12.31.2024
Fair value through profit or loss	205	531
Amortized cost - Bank Deposit Certificates and time deposits	2,300	4,269
Amortized cost - Others	51	45
Total	2,556	4,845
Current	2,505	4,263
Non-current	51	582